UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported):

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Ajax Mortgage Loan Trust 2017-B

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001724445

Central Index Key Number of issuing entity (if applicable): 0001721934

Central Index Key Number of underwriter (if applicable):

Larry Mendelsohn, Manager, (404) 637-0412

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GREAT AJAX FUNDING, LLC
(Depositor)

By:	/s/ Larry Mendelsohn
Name: Larry Mendelsohn
Title: Manager

Date: December 6, 2017

EXHIBIT INDEX

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 - AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary

Schedule 2 - AMC Clarity Exception Standard

Schedule 3 - AMC Clarity Loan Level Exception

Schedule 4 - AMC Payment History

Schedule 5 - AMC Servicing Comments

Schedule 6 - AMC Tax and Title Report

Schedule 7 - AMC Tigre Exception Standard

Schedule 8 - AMC Tigre Loan Level Exception

Schedule 9 - Aspen Data Compare

Schedule 10 - JCIII Compliance Summary

Schedule 11 - JCIII Exception Report

Schedule 12 - JCIII Itemized Report